Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

13000810

Received SEC

MAR 25 2013

Washington, DC 20549

001-13087

March 25, 2013

CERTNYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Boston Properties, Inc., Depositary Shares Each Representing 1/100th of a Share of 5.25% Series B Cumulative Redeemable Preferred Stock, par value $.01 per share, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 22, 2013. Tentative listing date – March 28, 2013.

Sincerely,

[signature]

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